BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 19, 2015	Mar. 11, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Business Acquisition [Line Items]
Gain on bargain purchase				$ 4,833
Aggregate purchase price				3,624
FAVs [Member]
Business Acquisition [Line Items]
Investee ownership percentage		4.90%	4.90%		4.90%
Cost method investments		$ 169
FAVs [Member] | Piedmont Aviation Component Services LLC Subsidiary [Member]
Business Acquisition [Line Items]
Ownership percentage before transaction		23.18%
Gain from sale of stock		$ 1,198
FAVs [Member] | Class B Common Stock [Member] | Piedmont Aviation Component Services LLC Subsidiary [Member]
Business Acquisition [Line Items]
Number of shares sold		237,932
Purchase price per share		$ 8.40
Aggregate purchase price		$ 1,999
FAVs [Member] | Series A Preferred Stock [Member] | Piedmont Aviation Component Services LLC Subsidiary [Member]
Business Acquisition [Line Items]
Number of shares sold		16,253
Purchase price per share		$ 100
Aggregate purchase price		$ 1,625
Turbochrome Ltd. [Member]
Business Acquisition [Line Items]
Ownership percentage acquired	100.00%
Maximum additional amounts which to be pay if annual revenue targets meet	$ 2,000
Gain on bargain purchase	$ 4,800
Earn out consideration paid to date					$ 500
Period of commitment to continue the engagement with acquiree''s CEO	12 months
Termination Expenses				300
Transactions costs				$ 303
Turbochrome Ltd. [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Amortization period	10 years